Income Tax Expense (Benefit) - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Tax credit carry forward period	10 years	5 years
Current Tax Assets Recognized		₩ 109,222